Securities - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 12,280	$ 11,611	$ 11,261
FVOCI securities	66,696	62,440	49,755
Amortized cost	7,272	6,485	$ 8,455
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,677	2,828
Designated at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	9,603	8,783
Allowance for credit losses on securities [member]
Disclosure of financial assets [line items]
FVOCI securities	2	2
Amortized cost	$ 1	$ 1